Long - Term Debt - Credit Facilities 4 (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 15, 2018 USD ($) Vessel	Dec. 31, 2018 USD ($) Vessel
Number of vessels owned | Vessel	19	38
Outstanding amount		$ 889,176
$38.5 Million Blue Ocean Credit Facility [Member]
Number of vessels owned | Vessel		3
Line of credit facility issuance date		Oct. 03, 2018
Line of credit facility maximum borrowing capacity		$ 38,500
Outstanding amount	$ 38,500	$ 38,500
Line of Credit Facility, Expiration Date		Oct. 03, 2023
Line of Credit Facility, Number of Repayment Instalments		1
Line of Credit Facility, Frequency of Payments		quarterly
Debt Instrument, Interest Rate, Stated Percentage		10.00%
$180.5 Million Deutsche, CIT, Entrust Credit Facility [Member]
Number of vessels owned | Vessel		3
Line of credit facility issuance date		Nov. 09, 2018
Line of credit facility maximum borrowing capacity		$ 180,500
Outstanding amount	$ 180,500
Line of Credit Facility, Expiration Date		Jun. 30, 2022
Senior Facility [Member]
Outstanding amount		$ 141,900
Line of Credit Facility, Expiration Date		Jun. 30, 2022
Number of loan tranches		3
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Interest Rate Description		LIBOR
Loan margin percentage		3.00%
Debt Service Coverage Ratio (DSCR)		110.00%
Senior Facility [Member] | Tranche A [Member]
Line of Credit Facility, Periodic Payment		$ 868
Line of Credit Facility, Number of Repayment Instalments		14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 35,148
Senior Facility [Member] | Tranche B [Member]
Line of Credit Facility, Periodic Payment		$ 863
Line of Credit Facility, Number of Repayment Instalments		14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 35,218
Senior Facility [Member] | Tranche C [Member]
Line of Credit Facility, Periodic Payment		$ 858
Line of Credit Facility, Number of Repayment Instalments		14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 35,288
Junior Facility [Member]
Outstanding amount		$ 38,600
Line of Credit Facility, Expiration Date		Jun. 30, 2022
Number of loan tranches		3
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Interest Rate Description		LIBOR
Loan margin percentage		10.00%
Debt Service Coverage Ratio (DSCR)		110.00%
Junior Facility [Member] | Tranche A [Member]
Line of Credit Facility, Periodic Payment		$ 236
Line of Credit Facility, Number of Repayment Instalments		14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 9,563
Junior Facility [Member] | Tranche B [Member]
Line of Credit Facility, Periodic Payment		$ 235
Line of Credit Facility, Number of Repayment Instalments		14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 9,577
Junior Facility [Member] | Tranche C [Member]
Line of Credit Facility, Periodic Payment		$ 233
Line of Credit Facility, Number of Repayment Instalments		14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 9,604